Debt - Summary of Maturities of Long Term Debt Principal Outstanding and Accrued Interest (Detail) - Total carrying amount $ in Thousands	Dec. 31, 2025 MXN ($)
Disclosure Of Debt [Line Items]
Total	$ 1,531,298,090
2026
Disclosure Of Debt [Line Items]
Total	345,227,971
2027
Disclosure Of Debt [Line Items]
Total	84,555,621
2028
Disclosure Of Debt [Line Items]
Total	158,916,761
2029
Disclosure Of Debt [Line Items]
Total	99,401,877
2030
Disclosure Of Debt [Line Items]
Total	141,672,702
2031 and thereafter
Disclosure Of Debt [Line Items]
Total	$ 701,523,158